Intangible Assets, net - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets
Amortization expense	$ 90,000	$ 91,000	$ 47,000
Expected amortization expense, 2022	65,000
Expected amortization expense, 2023	0
Expected amortization expense, 2024	0
Expected amortization expense, 2025	0
Expected amortization expense, 2026	$ 0
Licensing Agreements
Finite-Lived Intangible Assets
Estimated useful life	3 years